Long-Term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Prepaid Expenses [Abstract]
Schedule of long-term prepaid expenses
	December 31,
	2013	2012
Long-term prepaid rental expenses	$379,531	$-
Less: Accumulated amortization	(1,581)	-
	$377,950	$-